Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Derivative Financial Instruments (Additional Textual) [Abstract]
Cash margin accounts related to derivative instruments recognized	$ 5.5	$ 32.5
Commodity Contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year
Deferred pre-tax net loss included in accumulated other comprehensive loss	12.2	24.3
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	4.4	8.8
Maximum expected recognized period of deferred loss in earnings	1 year
Interest Rate Contract [Member]
Derivative Financial Instruments (Textual) [Abstract]
Deferred pre-tax net loss included in accumulated other comprehensive loss	5.4	5.9
Tax impact related to deferred losses and gains on cash flow hedges included in accumulated other comprehensive loss	1.9	2.1
Effective portion of the hedge loss reclassified to interest expense upon termination of the swap	$ 0.6
Expected period for recognition of the hedge loss reclassified to interest expense under termination of the swap	12 months
Foreign Currency Exchange Contracts [Member]
Derivative Financial Instruments (Textual) [Abstract]
Derivative instrument maturity	1 year